COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details) (Parenthetical) - $ / shares	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 20.00	$ 24.00	$ 29.76
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 20.00	$ 224.00